Other current and non-current assets -Summary of Other current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Trade and other receivables [abstract]
Prepaid expenses	€ 12,048	€ 10,619
Value added tax receivables	888	1,644
Other assets	6,310	7,119
Total	€ 19,246	€ 19,382	[1]	€ 13,838

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities